SUPPLEMENTARY INFORMATION (Schedule of Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trade - allowance for doubtful accounts
Balance at beginning of year	$ 60	$ 50
Charged to statement of operations		10
Balance at end of year	60	60
Other receivables:
Prepaid expenses	27	23
Israeli Government departments and agencies	72	73
Other	11	24
Total other assets	$ 110	$ 120